CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (USD $)	Total USD ($)	Common Shares	Equity Units	Amount USD ($)	Contributed Surplus USD ($)	Stock Options USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	KSOP Debt USD ($)
Balance (dollars) at Dec. 31, 2010				$ 243,582,458	$ 5,171,603	$ 14,518,570	$ (268,571,593)	$ 1,217,915	$ (110,691)
Balance (in shares) at Dec. 31, 2010		58,769,851	500,236
Net loss							(23,612,393)
Other comprehensive income (loss)								(1,176,173)
Stock option compensation						2,723,577
Fair value of options exercised				98,869		(98,869)
Common shares issued for:
Option exercises				15,778
Option exercises (in shares)		95,921
Services				326,160
Services (in shares)		178,200
Share value allocated to KSOP	110,690								110,691
Balance (dollars) at Dec. 31, 2011				244,023,265	5,171,603	17,143,278	(292,183,986)	41,742
Balance (in shares) at Dec. 31, 2011		59,043,972	500,236
Net loss							(12,629,648)
Other comprehensive income (loss)	(274,522)							(274,522)
Stock option compensation						1,856,990
Fair value of options exercised				63,137		(63,137)
Common shares issued for:
Option exercises				81,925
Option exercises (in shares)		52,500
Services				2,128,575
Services (in shares)		702,500
Balance (dollars) at Jun. 30, 2012				$ 246,296,902	$ 5,171,603	$ 18,937,131	$ (304,813,634)	$ (232,780)
Balance (in shares) at Jun. 30, 2012		59,798,972	500,236